Condensed consolidated interim statements of cash flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net loss for the period	$ (39.4)	$ (10.1)
Items not affecting cash
Share-based compensation	3.2	7.0
Depreciation	3.7	1.9
Foreign exchange loss on translation	0.2	0.3
Loss (gain) on financial instruments	0.7	(14.9)
Interest expense	4.0	3.8
Interest paid	(1.0)	(0.5)
Interest received	5.3	0.2
Interest income	(5.0)	(0.2)
Cash flows from (used in) operations before changes in working capital	(28.3)	(12.5)
Changes in non-cash working capital items
Accounts receivable	0.6	(5.9)
Other receivables	4.1	(0.1)
Prepayments and deposits	(3.3)	(7.8)
Inventories	3.2	(2.0)
Accounts payable and accrued liabilities	3.0	9.5
Cash used by operating activities	(20.7)	(18.8)
Investing activities
Purchases of plant and equipment	(106.6)	(17.5)
Prepaid equipment deposits	20.3	1.1
Cash used by investing activities	(86.3)	(16.4)
Financing activities
Repayment of lease principal	(1.7)	(1.1)
Cash used by financing activities	(1.7)	(1.1)
Net change in cash and cash equivalents	(108.7)	(36.3)
Cash and cash equivalents, beginning of the period	517.9	563.7
Cash and cash equivalents, end of the period	409.2	527.4
Non-cash investing activities
Purchase of plant and equipment in payables and accruals	$ 25.4	$ 4.6